GOODWILL AND INTANGIBLE ASSETS - Gross carrying value, accumulated amortization and net carrying value of intangible liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Gross Carrying Value	$ 20,000	$ 20,000
Accumulated Amortization	3,917	1,917
Net Carrying Value	$ 16,083	$ 18,083